(Losses) / earnings per share - Schedule of Calculation of Basic Loss Per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of classes of share capital [line items]
Net (losses) / earnings attributable to Avianca Holdings S,A,	$ (913,712)	$ (24,803)	$ 48,237
Common Shares [member]
Weighted average number of shares
Number of shares	660,800,000	660,800,000	660,800,000
(Losses) / earnings per share
Number of per shares	$ (920)	$ (30)	$ 50
Preference shares [member]
Weighted average number of shares
Number of shares	336,187,000	336,187,000	336,187,000
(Losses) / earnings per share
Number of per shares	$ (920)	$ (30)	$ 50